UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21102
The Hyperion Brookfield Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2008
Date of reporting period: February 29, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2008
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 80.3%
U.S. Government Agency Pass-Through Certificates — 60.8%
Federal Home Loan Mortgage Corporation
Pool C69047	7.00%		06/01/32	$868		$919,835
Pool H01847	7.00		09/01/37	2,664	@	2,779,670
Pool G01466	9.50		12/01/22	785		876,208
Pool 555559	10.00		03/01/21	685		802,506

						5,378,219

Federal National Mortgage Association
Pool 694391	5.50		03/01/33	3,249		3,280,722
Pool 753914	5.50		12/01/33	6,074	@	6,133,560
Pool 955347	5.83		10/01/37	1,997		2,055,496
Pool 949293	5.88		10/01/37	1,990		2,048,467
Pool 754355	6.00		12/01/33	2,467		2,531,544
Pool 761836	6.00		06/01/33	2,384		2,448,461
Pool 763643	6.00		01/01/34	5,175		5,303,867
Pool 255413	6.50		10/01/34	5,769	@	5,998,360
Pool 795367	6.50		09/01/34	1,999		2,078,278
Pool 809989	6.50		03/01/35	2,235		2,319,450
Pool 945836	6.50		08/01/37	4,831		4,982,368
Pool 948362	6.50		08/01/37	4,748		4,897,070
Pool 650131	7.00		07/01/32	1,170		1,248,696
Pool 887431	7.50		08/01/36	646		678,691
Pool 398800	8.00		06/01/12	325		339,801
Pool 827854	8.00		10/01/29	1,454		1,585,470
Pool 636449	8.50		04/01/32	1,394		1,538,130
Pool 823757	8.50		10/01/29	2,431		2,675,266
Pool 458132	9.49		03/15/31	1,102		1,236,325

						53,380,022

Total U.S. Government Agency Pass-Through Certificates
(Cost — $58,283,355)						58,758,241

U.S. Treasury Obligations — 19.5%
United States Treasury Notes	4.50		02/15/16	3,000	@	3,256,875
United States Treasury Notes	4.50		05/15/17	14,500	@	15,620,357

Total U.S. Treasury Obligations
(Cost — $17,142,895)						18,877,232

Total U.S. Government & Agency Obligations
(Cost — $75,426,250)						77,635,473

ASSET-BACKED SECURITIES — 10.8%
Housing Related Asset-Backed Securities — 9.3%
Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b)	5.75/6.25		06/25/35	993		582,903
Series 2005-AQ1, Class B2* (b)	5.75/6.25		06/25/35	1,050		681,450

						1,264,353

Asset Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 (a) (d)	3.31	†	03/25/36	740		692,828
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FFH2C, Class B1* (a) (d)	6.64	†	06/25/34	334		5,427
Green Tree Financial Corp.
Series 1995-6, Class M1 (c)	8.10		09/15/26	4,325		4,394,265
Mid-State Trust
Series 2004-1, Class M2	8.11		08/15/37	1,154		1,180,447
Securitized Asset-Backed Receivables LLC Trust
Series 2005-HE1, Class A1A* (a) (d)	3.44	†	10/25/35	1,412		1,391,398

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust Series 2004-4, Class B* (b) (c) (d)	5.00/5.50%		04/25/34	$409	$9,435

Total Housing Related Asset-Backed Securities
(Cost — $9,661,974)					8,938,153

Non-Housing Related Asset-Backed Securities — 1.5%
Airplanes Pass Through Trust Series 1R, Class A8 (cost $1,489,590)	3.50	†	03/15/19	1,586	1,482,568

Total Asset-Backed Securities
Cost — $11,151,564)					10,420,721

COMMERCIAL MORTGAGE BACKED SECURITIES — 28.1%
Banc America Commercial Mortgage, Inc.
Series 2007-2, Class L	5.37		04/10/49	1,127	419,974
Series 2007-2, Class K	5.70		04/10/49	3,000	1,187,673
Series 2006-1, Class J*	5.78		09/10/45	1,000	522,662

					2,130,309

Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class K	5.26		09/11/41	347	151,138
Series 2006-PWR11, Class H*	5.46		03/11/39	1,100	576,734
Series 2006-PWR13, Class H	6.03		09/11/41	2,450	1,309,454
Series 1999-C1, Class D	6.53		02/14/31	2,500	2,321,307

					4,358,633

CD 2006 CD2
Series 2006-CD2, Class J*	5.47		01/15/46	1,000	522,276
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	513	244,754
Series 2006-C4, Class M*	5.15		09/15/39	565	253,672
Series 2006-C1, Class K*	5.55	†	02/15/39	2,358	1,249,377
Series 2006-C4, Class K*	6.30		09/15/39	2,970	1,581,302

					3,329,105

GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*	6.04		08/11/36	3,000	2,782,161
Series 2002-2A, Class H*	6.31		08/11/36	2,000	1,889,212

					4,671,373

GMAC Commercial Mortgage Securities
Series 2006-C1, Class G*	5.61		11/10/45	2,500	1,637,015
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*	5.43	†	10/15/37	1,600	1,356,314
Series 2006-CIBC14, Class H*	5.54	†	12/12/44	1,211	643,485
Series 2007-LD11, Class K*	5.82	†	06/15/49	1,879	748,951

					2,748,750

Morgan Stanley Capital I
Series 2006-WMC2, Class A2C (a) (d)	3.29	†	06/25/36	2,010	1,551,272
Series 2006-HE1, Class A3 (a) (d)	3.32	†	01/25/36	1,425	1,363,306
Series 2004-HQ4, Class G*	5.53		04/14/40	1,000	772,716

					3,687,294

UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,206,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L*	5.13		04/15/47	1,788	612,903
Series 2005-C16, Class H*	5.36	†	10/15/41	2,000	1,247,642

					1,860,545

Total Commercial Mortgage Backed Securities
(Cost — $36,082,282)					27,151,300

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 27.9%

Subordinated Collateralized Mortgage Obligations — 27.9%
Banc of America Funding Corp.
Series 2005-2, Class B4	5.66	†%	04/25/35	$846	$529,499
Series 2005-2, Class B5	5.66	†	04/25/35	677	298,431
Series 2005-2, Class B6	5.66	†	04/25/35	509	100,017

					927,947

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50		04/25/34	968	264,179
Series 2004-3, Class 30B5	5.50		04/25/34	680	109,435

					373,614

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	4.04	†	02/25/34	1,533	969,410
Series 2003-10, Class 1B4	5.50		01/25/34	538	371,862
Series 2002-10, Class 1B3	6.00		11/25/32	1,379	1,375,628
Series 2007-4, Class B3*	6.19		12/28/37	249	142,426

					2,859,326

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,358	2,387,975
Series 2002-4, Class B2	6.50		07/25/32	943	955,190
Series 2002-4, Class B3	6.50		07/25/32	550	532,103
Series 2002-4, Class B4	6.50		07/25/32	317	291,134
Series 2002-4, Class B5	6.50		07/25/32	238	221,142
Series 2002-4, Class B6*	6.50		07/25/32	317	190,365

					4,577,909

Countrywide Home Loans
Series 2003-J13, Class B3	5.22		01/25/34	353	226,549
Series 2003-J13, Class B5	5.22		01/25/34	265	66,303
Series 2007-11, Class B2	6.00		08/25/37	498	319,087
Series 2007-17, Class B1	6.24		10/25/37	572	387,977

					999,916

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 (b) (d)	3.30	†	11/25/36	1,105	821,645
First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.42	†	08/25/35	841	294,445
Series 2005-AA6, Class B5	5.42	†	08/25/35	792	118,768
Series 2005-AA6, Class B6	5.42	†	08/25/35	367	33,003

					446,216

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4*	5.45	†	07/25/35	409	198,497
Series 2005-5, Class B4*	5.46	†	10/25/35	703	283,501
Series 2005-5, Class B5*	5.46	†	10/25/35	527	79,083
Series 2005-5, Class B6*	5.46	†	10/25/35	528	26,422

					587,503

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	23.14	†	05/25/08	4,048	4,068,061
Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (a)	4.87	†	03/19/35	511	298,905
Series 2005-1, Class B5* (a)	4.87	†	03/19/35	743	148,554
Series 2005-1, Class B6* (a)	4.87	†	03/19/35	779	62,313
Series 2005-2, Class B4* (a)	4.87	†	05/19/35	1,270	317,483
Series 2005-9, Class B11*	4.87	†	06/20/35	504	403,127
Series 2005-14, Class B4*	5.69	†	12/19/35	393	137,552

					1,367,934

IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1(a) (d)	3.18		01/25/37	251	244,941

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.47	†%	10/25/33	$531		$298,353
Series 2007-CB18, Class G*	5.92		06/12/47	600		298,283
Series 2006-A6, Class B5	6.01		10/25/36	913		225,243
Series 2006-A6, Class B6	6.01		10/25/36	1,101		220,253

						1,042,132

RAAC Series
Series 2005-SP1, Class M3	5.51		09/25/34	309		202,016
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25		02/25/34	435		238,293
Series 2003-S7, Class B2	5.50		05/25/33	507		116,556
Series 2003-S7, Class B3	5.50		05/25/33	307		180,497
Series 2006-SA1, Class B2*	5.67		02/25/36	822		164,402
Series 2006-SA1, Class B3*	5.67		02/25/36	509		25,435

						725,183

Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7*	6.27	†	09/10/37	1,930		1,295,082
Series 2004-C, Class B7*	6.67	†	09/10/36	949		751,057
Series 2006-C, Class B9*	7.27	†	07/15/38	1,495		1,040,037
Series 2004-B, Class B8*	7.92	†	02/10/36	766		587,276
Series 2003-CB1, Class B8*	9.92	†	06/10/35	914		854,304
Series 2004-B, Class B9*	11.42	†	02/10/36	1,174		1,008,672
Series 2004-A, Class B10*	14.67	†	02/10/36	469		427,920

						5,964,348

Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	481		86,582
Series 2005-6, Class B6	5.34	†	05/25/35	481		57,721
Series 2005-6, Class B7	5.34	†	05/25/35	307		15,338

						159,641

Washington Mutual Mortgage Securities Corp.
Series 2005-AR2, Class B9	4.58	†	01/25/45	594		296,837
Series 2005-AR2, Class B10* (a)	4.58	†	01/25/45	1,419		820,600
Series 2002-AR12, Class B4	7.19	†	10/25/32	107		106,332
Series 2002-AR12, Class B5	7.19	†	10/25/32	80		79,391
Series 2002-AR12, Class B6	7.19	†	10/25/32	133		20,005

						1,323,165

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5	6.00		06/25/32	336		293,409

Total Subordinated Collateralized Mortgage Obligations (Cost — $41,057,686)						26,984,906

Total Non-Agency Residential Mortgage Backed Securities (Cost — $41,057,686)						26,984,906

SHORT TERM INVESTMENTS — 3.2%

Merrill Lynch Repurchase Agreement, dated 02/29/2008 (collateralized by $3,810,000 par FNMA Pool 735893, 5.00%, maturing 10/01/2035, valued at $3,757,017); proceeds $3,000,763	3.05		03/03/08	3,000		3,000,000
United States Treasury Bill	0.00		06/19/08	100	#	99,462

Total Short Term Investments (Cost — $3,099,022)						3,099,462

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

Total Investments — 150.3% (Cost — $166,816,804)				$145,291,862
Liabilities in Excess of Other Assets — (50.3)%				(48,606,774)

NET ASSETS — 100.0%				$96,685,088

†	— Variable Rate Security: Interest rate is the rate in effect as of February 29, 2008.

*
— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	— Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.

(b)	— Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)
— Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of February 29, 2008, the total value of all such securities was $4,403,700 or 4.5% of net assets.

(d)	— Investment in sub-prime security. As of February 29, 2008 the total value of all such investments was $6,080,252 or 6.3% of net assets.

#	— Portion or entire principal amount held as collateral for open future contracts.

/\
— At February 29, 2008, the aggregate cost of investments for income tax purposes was $166,816,804. Net unrealized depreciation aggregated $21,524,942 of which $2,765,364 related to appreciated investment securities and $24,290,306 related to depreciated investment securities.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
February 29, 2008
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 5% of the investments in securities held by the Fund at February 29, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$—	$77,311

Level 2 — Other Significant Observable Inputs	140,888,162	(18,857,215)

Level 3 — Significant Unobservable Inputs	4,403,700	—

Total	$145,291,862	$(18,779,904)

*	Other financial instruments include futures and swap contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of December 1, 2007	$5,379,930	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	2,623	—

Change in unrealized appreciation (depreciation)	363,397	—

Net purchases (sales)	(485,295)	—

Transfers in and/or out of Level 3	(856,955)	—

Balance as of February 29, 2008	$4,403,700	$—

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
February 29, 2008
Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of February 29, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$15,587,500	Merrill Lynch 2.50%, dated 02/07/08, maturity date 03/06/08	$15,617,119

2,651,000	Lehman Brothers 3.20%, dated 02/22/08, maturity date 03/25/08	2,657,834

5,783,000	Credit Suisse 3.17%, dated 02/22/08, maturity date 03/25/08	5,797,768

3,273,750	Merrill Lynch 2.45%, dated 02/07/08, maturity date 03/06/08	3,279,988

5,827,000	Bear Stearns 3.20%, dated 02/15/08, maturity date 03/17/08	5,843,057

$33,122,250

	Maturity Amount, Including Interest Payable	$33,195,766

	Market Value of Assets Sold Under Agreements	$33,788,822

	Weighted Average Interest Rate	2.79%

The average daily balance of reverse repurchase agreements outstanding during the three months ended February 29, 2008, was approximately $31,297,139 at a weighted average interest rate of 3.73%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $33,163,765 as of February 29, 2008, which was 24.89% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
February 29, 2008
based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of February 29, 2008, the following swap agreements were outstanding:

			Net Unrealized
	Expiration		Appreciation /
Notional Amount	Date	Description	(Depreciation)
$1,500,000	11/07/09	Agreement with JP Morgan, dated 11/05/07 to pay semi-annually the notional amount multiplied by 4.40% and to receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	$(60,307)

2,000,000	11/08/09	Agreement with JP Morgan, dated 11/06/07 to pay semi-annually the notional amount multiplied by 4.45% and to receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	(82,522)

15,000,000	04/10/12	Agreement with JP Morgan, dated 03/28/07 to receive semi-annually the notional amount multiplied by 4.96% and to pay quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA.	1,214,267

5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	(5,631,929)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(3,304,930)

5,000,000	02/11/44	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	(2,808,393)

5,000,000	10/15/48	Agreement with Bear Stearns, dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28 J.	(2,624,060)

5,000,000	01/15/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	(2,782,733)

5,000,000	11/12/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(2,776,678)

			$(18,857,215)

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
February 29, 2008
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of February 29, 2008, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 29, 2008	Appreciation
$9,300,000	5 Yr. U.S. Treasury Note	Jun 2008	$10,492,260	$10,625,250	$132,990
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 29, 2008	Depreciation
$2,700,000	10 Yr. U.S. Treasury Note	Jun 2008	$3,110,915	$3,166,594	$(55,679)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: April 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 24, 2008

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: April 24, 2008